AQR Long-Short Equity Fund Expense Example - AQR Long-Short Equity Fund	Dec. 31, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 576
Expense Example, with Redemption, 3 Years	1,714
Expense Example, with Redemption, 5 Years	2,834
Expense Example, with Redemption, 10 Years	5,560
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	603
Expense Example, with Redemption, 3 Years	1,789
Expense Example, with Redemption, 5 Years	2,951
Expense Example, with Redemption, 10 Years	5,748
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	566
Expense Example, with Redemption, 3 Years	1,687
Expense Example, with Redemption, 5 Years	2,792
Expense Example, with Redemption, 10 Years	$ 5,491